Convertible Notes: (Tables)	9 Months Ended
Sep. 30, 2012
Convertible Notes Summary

The table below summarizes the effects of the Put Option and the Restructuring through September 30, 2012.

Notes Outstanding prior to June 15, 2012		$102,347,000
Less June 15, 2012 Put Option		(16,900,000)
Notes outstanding at July 1, 2012		$85,447,000

Large Note Holders	98.7%	$84,367,000
Other Note Holders	1.3%	1,080,000
Total	100.0%	85,447,000
Cash paid in July 2012 (1)		(15,439,500)
Notes outstanding at September 30, 2012		$ 70,007,500
Short term		$ 2,490,000
Long term		$ 67,517,500

(1) A total of $16,887,500 cash was payable pursuant to the terms of the Restructuring of which $15,439,500 was paid in July 2012.